THE MUNDER FUNDS, INC.

Supplement Dated April 28, 1997
to Prospectus Dated December 14, 1996
Class A, B and C Shares of the
Munder Short Term Treasury Fund (the "Fund")


CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


	Effective April 28, 1997, the following paragraph will modify the first paragraph of the section entitled "Dividends and Distributions" on page 18:

	The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund. Generally, dividends are paid within six business days after month-end.



THE MUNDER FUNDS, INC.

Supplement Dated April 28, 1997
to Prospectus Dated December 14, 1996
Class K Shares of the
Munder Short Term Treasury Fund (the "Fund")


CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


	Effective April 28, 1997, the following paragraph will modify the first paragraph of the section entitled "Dividends and Distributions" on page 8:

	The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund. Generally, dividends are paid within six business days after month-end.



THE MUNDER FUNDS, INC.

Supplement Dated April 28, 1997
to Prospectus Dated December 14, 1996
Class Y Shares of the
Munder Short Term Treasury Fund (the "Fund")


CHANGE IN DIVIDEND AND DISTRIBUTION POLICY


	Effective April 28, 1997, the following paragraph will modify the first paragraph of the section entitled "Dividends and Distributions" on page 8:

	The Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid monthly by the Fund. Generally, dividends are paid within six business days after month-end.



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